Revenue (Tables)	12 Months Ended
Dec. 31, 2020
Revenue [Abstract]
Summary of Disaggregation of Revenue from Contracts with Customers	Disaggregation of Revenue from Contracts with Customers is as follows:

	Year ended December 31,
	2020	2019	2018
Revenue from Contracts with Customers	£000s	£000s	£000s
Research collaboration - Mallinckrodt plc	3,817	171	-
Research collaboration - Takeda Pharmaceutical Company Limited	1,414	-	-
Research collaboration - other	22	-	-
Research collaboration - total	5,253	171	-
Royalties	226	73	-
Total revenue from contracts with customers	5,479	244	-